LONG-TERM INVESTMENT (Details) - USD ($)		12 Months Ended
	Feb. 06, 2015	Dec. 31, 2016	Dec. 31, 2015
LONG-TERM INVESTMENT
Loss (gain) from equity method investment		$ (17,000)	$ 34,000
Demon
LONG-TERM INVESTMENT
Percentage of equity interest	30.00%
Cash consideration	$ 2,100
Loss (gain) from equity method investment		$ (17,000)	$ 34,000